Off-Balance Sheet Commitments - Schedule of Sublease to be Received (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Income from subleasing right-of-use assets	€ 167
Undiscounted finance lease payments to be received	452
United States
Disclosure of quantitative information about right-of-use assets [line items]
Income from subleasing right-of-use assets	167
Undiscounted finance lease payments to be received	452
Less than one year
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted finance lease payments to be received	154
Less than one year | United States
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted finance lease payments to be received	154
One to five years
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted finance lease payments to be received	298
One to five years | United States
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted finance lease payments to be received	298
More than five years
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted finance lease payments to be received	0
More than five years | United States
Disclosure of quantitative information about right-of-use assets [line items]
Undiscounted finance lease payments to be received	€ 0